Commitments and Contingencies - Schedule of Future Minimum Non-Cancellable Land and Operational Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 12.3
2016	13.4
2017	11.2
2018	11.6
2019	11.7
Thereafter	173.2
Total	$ 233.4